Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expenses
Selling, general and administrative expenses
25.	Selling, general and administrative expenses

Selling, general and administrative expenses for the years ended December 31 were as follows:

	2020	2021	2022
Advertising, client acquisition and related expenses	301	342	429
Tax expenses, except income and payroll related taxes	316	390	362
Advisory and audit services	611	974	796
Rent of premises	113	107	101
Expenses related to Tochka platform services	382	365	570
IT related services	346	389	385
Business travel and representative expenses	101	195	509
Offering expenses	71	—	—
Other expenses	492	466	615
Total selling, general and administrative expenses	2,733	3,228	3,767